Transactions with Related Parties (Schedule of Receivables From and Payables To Related Parties) (Details) - ANSAC - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Receivables	$ 60,594	$ 74,490
Payables	$ 815	$ 1,223